UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South
         Suite 400
         Minneapolis, MN  55402

13F File Number:  028-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leigh Niebuhr
Title:     Chief Compliance Officer
Phone:     (612) 338-4051

Signature, Place, and Date of Signing:

 /s/ Leigh Niebuhr     Minneapolis, MN     January 23, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total:    $362,603 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      435     4690 SH       SOLE                        0        0     4690
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    11802   177472 SH       SOLE                        0        0   177472
American New Perspective - A   EQ MF            648018109      267     8527 SH       SOLE                        0        0     8527
AUTOMATIC DATA PROCESSING IN   COM              053015103    11227   197212 SH       SOLE                        0        0   197212
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1207        9 SH       SOLE                        0        0        9
CHEVRON CORP NEW               COM              166764100      637     5890 SH       SOLE                        0        0     5890
COLGATE PALMOLIVE CO           COM              194162103      210     2010 SH       SOLE                        0        0     2010
CONAGRA FOODS INC              COM              205887102     3174   107600 SH       SOLE                        0        0   107600
CR Bard Inc.                   COM              831398326    11082   113387 SH       SOLE                        0        0   113387
CVS CAREMARK CORPORATION       COM              126650100    12652   261683 SH       SOLE                        0        0   261683
DANAHER CORP DEL               COM              235851102    11800   211090 SH       SOLE                        0        0   211090
Diamond Hill Lrg Cap I         EQ MF            25264s841     4977   299636 SH       SOLE                        0        0   299636
Dodge & Cox Stock              EQ MF            256219106     5215    42780 SH       SOLE                        0        0    42780
DONALDSON INC                  COM              257651109    11276   343367 SH       SOLE                        0        0   343367
Dreyfus Appreciation           EQ MF            261970107     5089   115833 SH       SOLE                        0        0   115833
ECOLAB INC                     COM              278865100    12247   170330 SH       SOLE                        0        0   170330
EXPEDITORS INTL WASH INC       COM              302130109    11193   283005 SH       SOLE                        0        0   283005
EXXON MOBIL CORP               COM              30231g102     1423    16439 SH       SOLE                        0        0    16439
FEDEX CORP                     COM              31428X106    10964   119538 SH       SOLE                        0        0   119538
FRANKLIN RES INC               COM              354613101    11502    91504 SH       SOLE                        0        0    91504
Harbor International           EQ MF            411511306     6112    98390 SH       SOLE                        0        0    98390
HOME DEPOT INC                 COM              437076102      223     3604 SH       SOLE                        0        0     3604
ILLINOIS TOOL WKS INC          COM              452308109    12342   202952 SH       SOLE                        0        0   202952
INTERNATIONAL BUSINESS MACHS   COM              459200101      663     3461 SH       SOLE                        0        0     3461
Jensen I                       EQ MF            476313309     5281   177378 SH       SOLE                        0        0   177378
JOHNSON & JOHNSON              COM              478160104    11310   161338 SH       SOLE                        0        0   161338
JOHNSON CTLS INC               COM              478366107    12066   393427 SH       SOLE                        0        0   393427
KIMBERLY CLARK CORP            COM              494368103      207     2449 SH       SOLE                        0        0     2449
MCDONALDS CORP                 COM              580135101      208     2354 SH       SOLE                        0        0     2354
MEDTRONIC INC                  COM              585055106    11510   280586 SH       SOLE                        0        0   280586
Merck & Co Inc                 COM              589331107      214     5231 SH       SOLE                        0        0     5231
MICROSOFT CORP                 COM              594918104    10319   386323 SH       SOLE                        0        0   386323
Nestle SA ADR                  COM              641069406      247     3796 SH       SOLE                        0        0     3796
NOVARTIS A G                   SPONSORED ADR    66987v109    11644   183952 SH       SOLE                        0        0   183952
NOVO-NORDISK A S               ADR              670100205      361     2213 SH       SOLE                        0        0     2213
OMNICOM GROUP INC              COM              681919106      795    15917 SH       SOLE                        0        0    15917
ORACLE CORP                    COM              68389X105    11680   350544 SH       SOLE                        0        0   350544
PEPSICO INC                    COM              713448108      328     4797 SH       SOLE                        0        0     4797
PROCTER & GAMBLE CO            COM              742718109    10665   157097 SH       SOLE                        0        0   157097
QUALCOMM INC                   COM              747525103    10141   163938 SH       SOLE                        0        0   163938
Royce Premier Fund             EQ MF            780905600    10284   536750 SH       SOLE                        0        0   536750
SHERWIN WILLIAMS CO            COM              824348106    12973    84338 SH       SOLE                        0        0    84338
SIGMA ALDRICH CORP             COM              826552101    11319   153839 SH       SOLE                        0        0   153839
Sound Shore                    EQ MF            836083105      261     7470 SH       SOLE                        0        0     7470
STRYKER CORP                   COM              863667101    11089   202288 SH       SOLE                        0        0   202288
SYSCO CORP                     COM              871829107    11466   362154 SH       SOLE                        0        0   362154
TARGET CORP                    COM              87612E106     1545    26114 SH       SOLE                        0        0    26114
THERMO FISHER SCIENTIFIC INC   COM              883556102    11770   184542 SH       SOLE                        0        0   184542
Vanguard Institutional Index F EQ MF            922040100     8762    67133 SH       SOLE                        0        0    67133
Vanguard Intl Growth           EQ MF            921910204     5812   301609 SH       SOLE                        0        0   301609
WAL-MART STORES INC            COM              931142103    10961   160655 SH       SOLE                        0        0   160655
Wasatch Small Cap Growth Fund  EQ MF            936772102    10711   259408 SH       SOLE                        0        0   259408
WELLS FARGO & CO NEW           COM              949746101      955    27943 SH       SOLE                        0        0    27943